Virtus KAR Emerging Markets Small-Cap Fund

and Virtus KAR International Small-Cap Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 7, 2017 to the

Summary and Statutory Prospectuses dated April 10, 2017, as supplemented

THIS SUPPLEMENT SUPERCEDES THE EARLIER SUPPLEMENT DATED

AUGUST 7, 2017 TO THEABOVE-REFERENCED PROSPECTUSES.

THIS SUPPLEMENT CORRECTS AN ERROR CONTAINED IN THAT SUPPLEMENT.

Important Notice to Investors

Virtus KAR Emerging Markets Small-Cap Fund

Under the heading “Portfolio Management” in the fund’s summary prospectus and summary section of the statutory prospectus, the following information hereby corrects and replaces that shown for Craig Thrasher:

> Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in December 2013.

Virtus KAR International Small-Cap Fund

Under the heading “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the second sentence of the second paragraph is hereby revised to read: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. Small Cap Index on a rolling three-year basis. As of July 31, 2017, the market capitalization range of companies included in the MSCI All Country World ex U.S. Small Cap Index over the past three years was $3 million to $9 billion.”

Under the heading “Portfolio Management” in the fund’s summary prospectus and summary section of the statutory prospectus, the following information hereby corrects and replaces that shown for Craig Thrasher:

> Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in September 2012.

Under the heading “Principal Investment Strategies” on page 147 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. Small Cap Index on a rolling three-year basis. As of July 31, 2017, the market capitalization range of companies included in the MSCI All Country World ex U.S. Small Cap Index over the past three years was $3 million to $9 billion.”

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020 Int’lSCCapRange2 (8/2017)